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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: September 30, 2005

               Check here if Amendment [ ]; Amendment Number:

              This Amendment (Check only one.):
               [ ] is a restatement.
               [ ] adds new holdings entries.

               Institutional Investment Manager Filing this Report:
                        Lonestar Capital Management, LLC
                               One Maritime Plaza
                                   Suite 2555
                         San Francisco, California 94111

                        Form 13F File Number: 28-11133

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                    Yedi Wong
                             Chief Financial Officer
                                 (415) 362-7677





                                 /s/ Yedi Wong
                            ------------------------
                            San Francisco, California
                               November 11, 2005



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                      Form 13 F Information Table Entry Total:

                                         38

                      Form 13 F Information Table Value Total:

                              $ 95,119 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                              FORM 13F INFORMATION TABLE
                          LONESTAR CAPITAL MANAGEMENT, LLC
                                AS OF SEPTEMBER 30, 2005




Column 1                     Column 2          Column 3   Column 4 Column 5              Column 6   Column 7  Column 8

                                                          VALUE    SHRS OR    SH/  PUT/  INVESTMENT OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (X$1000) PRN AMT    PRN  CALL  DISCRETION MANAGERS  SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Actuate Corp                     COM           00508B102     827     326,800  SH         SOLE       NONE        326,800
AEP Inds Inc                     COM           001031103   7,126     322,441  SH         SOLE       NONE        322,441
Anglo Amern PLC                  ADR           03485P102   1,359      45,000  SH         SOLE       NONE         45,000
Aradigm Corp                     COM           038505103     666     622,400  SH         SOLE       NONE        622,400
Avici Sys Inc                    COM           05367L802     912     200,500  SH         SOLE       NONE        200,500
Axonyx Inc                       COM           05461R101   1,020     886,600  SH         SOLE       NONE        886,600
Blockbuster Inc                  COM           093679108     713     150,000  SH   PUT   SOLE       NONE        150,000
Calpine Corp                    NOTE           131347BM7   1,496   2,375,000  PRN        SOLE       NONE      2,375,000
Capital One Finl Corp            COM           14040H105   3,181      40,000  SH   PUT   SOLE       NONE         40,000
Career Education                 COM           141665109   1,067      30,000  SH   PUT   SOLE       NONE         30,000
Congoleum Corp                COM-CL A         207195108   1,778     348,600  SH         SOLE       NONE        348,600
Danka Business Sys PLC           ADR           236277109   5,198   1,947,000  SH         SOLE       NONE      1,947,000
Delphi Corp                      COM           247126105   1,380     500,000  SH   CALL  SOLE       NONE        500,000
Delphi Corp                      COM           247126105     276     100,000  SH   PUT   SOLE       NONE        100,000
Desert Sun Mng Corp              COM           25043V107   5,095   2,819,200  SH         SOLE       NONE      2,819,200
Durect Corp                      COM           266605104     343      50,000  SH         SOLE       NONE         50,000
Ebay                             COM           278642103   1,648      40,000  SH   PUT   SOLE       NONE         40,000
Enterasys Networks Inc           COM           293637104   1,206     900,000  SH         SOLE       NONE        900,000
Favrille Inc                     COM           312088404     582     127,900  SH         SOLE       NONE        127,900
First Consulting Group Inc       COM           31986R103   3,728     642,734  SH         SOLE       NONE        642,734
Goldcorp Inc New                 COM           380956409   2,004     100,000  SH         SOLE       NONE        100,000
Harley Davidson                  COM           412822108   4,844     100,000  SH   PUT   SOLE       NONE        100,000
Iconix Brand Grup Inc            COM           451055107   2,700     300,000  SH         SOLE       NONE        300,000
Isolagen Inc                  NOTE 3.5%        46488NAB9     833   1,500,000  PRN        SOLE       NONE      1,500,000
Maxygen Inc                      COM           577776107     464      56,000  SH         SOLE       NONE         56,000
MBIA Inc                         COM           55262C100   1,819      30,000  SH   PUT   SOLE       NONE         30,000
McDermott Intl Inc               COM           580037109  14,644     400,000  SH         SOLE       NONE        400,000
McDermott Intl Inc               COM           580037109   2,928      80,000  SH   CALL  SOLE       NONE         80,000
Mercer Ins Group Inc             COM           587902107   3,507     266,400  SH         SOLE       NONE        266,400
Merck & Co Inc                   COM           589331107   2,177      80,000  SH   CALL  SOLE       NONE         80,000
Parker Drilling Co               COM           701081101   1,298     140,000  SH         SOLE       NONE        140,000
Primus Telecommunication     GRSDVC 5.75% 2/1  741929AL7   1,800   3,000,000  PRN        SOLE       NONE      3,000,000
Primus Telecommunication     GR MTG 3.75% 9/1  741929AN3   1,530   4,500,000  PRN        SOLE       NONE      4,500,000
Sprint Nextel Corp               COM           852061100   2,140      90,000  SH         SOLE       NONE         90,000
Sprint Nextel Corp               COM           852061100   2,378     100,000  SH   CALL  SOLE       NONE        100,000
Streettracks Gold Tr          Gold Shs         863307104   4,670     100,000  SH         SOLE       NONE        100,000
Turkcell Iletisim Hizmetleri     ADR           900111204   2,730     200,000  SH         SOLE       NONE        200,000
Westmoreland Coal Co         Pfd DV A CV 1/4   960878304   3,052      61,035  SH         SOLE       NONE         61,035
